Income Taxes Income Taxes (Unrecognized Tax Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of December 31, 2013	$ 0
Unrecognized tax positions assumed in merger	3.8
Decrease due to prior year tax positions	(2.0)	(2.0)
Increases due to current year tax positions	0.2
Balance as of December 31, 2014	2.0	0
Income Tax Penalties and Interest Expense	$ 0.1